Provisions and other current liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Provisions and other current liabilities	Provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2025 and 2024.

($ millions)	Note	2025	2024
Accrued liability for employee benefits:
Defined benefit pension plans	22	210	198
Other post-employment benefits	22	206	208
Other long-term employee benefits and deferred compensation		232	205
Provisions for litigation and other legal matters		—	—
Contingent consideration	17	160	96
Deferred income		91	86
Other non-current liabilities		40	32
Total provisions and other non-current liabilities		939	825
Alcon believes that its total provisions are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities in this area, Alcon may incur additional costs beyond the amounts provided. Management believes that such additional amounts, if any, would not be material to Alcon's financial condition but could be material to the results of operations or cash flows in a given period.
Provisions for litigation and other legal matters
Alcon has established provisions for certain litigation and other legal matters, where a potential cash outflow is probable and a reliable estimate can be made of the amount of the outflow. These provisions represent the current best estimate of the total financial effect for these matters. Potential cash outflows reflected in a provision may be fully or partially offset by insurance in certain circumstances.
Alcon has not established provisions for potential damage awards for certain additional legal claims if Alcon currently believes that a payment is either not probable or cannot be reliably estimated. A number of other legal matters are in such early stages or the issues presented are such that Alcon has not made any provisions since it cannot currently estimate either a potential outcome or the amount of any potential losses. For these reasons, among others, Alcon generally is unable to make a reliable estimate of possible loss with respect to such cases. It is therefore not practicable to provide information about the potential financial impact of those cases.
There might also be cases for which Alcon was able to make a reliable estimate of the possible loss or the range of possible loss, but Alcon believes that publication of such information on a case-by-case basis would prejudice Alcon's position in ongoing legal proceedings or in any related settlement discussions. Accordingly, in such cases, information would be disclosed with respect to the nature of the contingency, but no disclosure is provided as to an estimate of the possible loss or range of possible loss.
Note 25 contains additional information on contingencies.
Summary of significant legal proceedings
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, mergers and acquisitions, employment, wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, intellectual property, including under the Hatch-Waxman Act, and anti-bribery matters such as those under the Foreign Corrupt Practices Act of 1977 ("FCPA"), as amended.
As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect Alcon's business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. The following is a summary as of February 24, 2026 of significant legal proceedings to which Alcon or its subsidiaries were or are currently a party.
Hatch-Waxman patent litigation
From time to time, Alcon is a party to certain patent infringement proceedings in the US in connection with Notices of Paragraph IV Certification under the Hatch-Waxman Act received from third-party generic manufacturers respecting their applications for generic versions of certain products sold by or on behalf of Alcon, including Simbrinza, Pataday, Rhopressa and Rocklatan, or other similar suits.
During the third quarter of 2022, Alcon received a Paragraph IV Certification Letter under the Hatch-Waxman Act notifying Alcon that a generic drug company filed an application with the FDA seeking pre-patent expiry approval to sell a generic version of Simbrinza (brinzolamide/brimonidine tartrate ophthalmic suspension) 1%/0.2%. In October 2022, Alcon filed a patent infringement lawsuit in the US District Court for the District of Delaware against that generic drug company. The lawsuit, which asserted two patents, automatically stayed FDA approval of the generic drug application for up to 30 months from receipt of the Paragraph IV Certification Letter. In August 2024, the court granted in part the generic drug company defendants’ motion for summary judgment of non-infringement of the asserted patents. A trial on the remaining patent claims was held on October 21, 2024 through October 23, 2024. On February 5, 2025, the Court issued Findings of Fact and Conclusions of Law concerning the patent claims, and the defenses to those claims, that were the subject of the trial. The Court ruled that Alcon did not prove by a preponderance of the evidence that the defendant’s proposed generic version of Simbrinza infringed the patent claims asserted at the trial. The Court also ruled that the generic drug company defendant did not prove by clear and convincing evidence that those patent claims were invalid. In the first quarter of 2025, both Alcon and the generic drug company defendant filed notices of appeal of certain rulings made by the trial court. The parties' written briefing in the appeal concluded in January 2026.
Civil Investigative Demand
In July 2024, Alcon received a Civil Investigative Demand from the US Department of Justice (“DoJ”) in connection with a civil investigation under the False Claims Act relating to discounts on surgical equipment servicing contracts. Alcon is cooperating with the DoJ.
Litigation and other legal matters provision movements

($ millions)	2025	2024	2023
January 1	4	6	206
Additions to provisions	25	15	3
Cash payments	(9)	(13)	(201)
Releases of provisions	(2)	(4)	(2)
December 31	18	4	6
Less current portion	(18)	(4)	(6)
Non-current provisions for litigation and other legal matters at December 31	—	—	—
Alcon believes that its total provisions for litigation and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, additional liabilities and costs may be incurred beyond the amounts provided.
Provisions and other current liabilities
The below table provides details related to Provisions and other current liabilities as of December 31, 2025 and 2024.

($ millions)	Note	2025	2024
Accruals for compensation and benefits including social security		498	531
Accruals for deductions from revenue		402	396
Taxes other than income taxes		84	59
Deferred income		84	73
Accrued expenses for goods and services received but not invoiced		82	65
Accrued interest on financial debts		34	32
Provisions for litigation and other legal matters	18	18	4
Accruals for royalties		10	11
Contingent consideration	17	9	—
Accrued equity-based payments		9	11
Restructuring provisions		—	—
Other payables		56	46
Total provisions and other current liabilities		1,286	1,228
Provisions and accruals are based upon management's best estimate and adjusted for actual experience. Such adjustments to the historical estimates have not been material.
Accruals for deductions from revenue
The below table shows the movement of accruals for deductions from revenue.

($ millions)	2025	2024	2023
January 1	396	394	386
Additions	1,316	1,256	1,235
Payments/utilizations	(1,319)	(1,243)	(1,218)
Changes in offset against gross trade receivables	—	1	(8)
Currency translation effects	9	(12)	(1)
December 31	402	396	394
Restructuring provisions
The below table shows the movement of restructuring provisions.

($ millions)	2025	2024	2023
January 1	—	29	64
Additions	—	—	39
Cash payments	—	(27)	(74)
Releases	—	(1)	—
Currency translation effects	—	(1)	—
December 31	—	—	29
There were no additions to restructuring provisions in 2025 and 2024. In 2023, additions to restructuring provisions of $39 million were primarily related to the multi-year transformation program initially announced by Alcon on November 19, 2019, subsequently expanded as announced on November 15, 2022 and completed in the fourth quarter of 2023. The costs were mainly related to accrued severance for the associates whose positions were eliminated.